Operating Expenses	12 Months Ended
Dec. 31, 2019
Operating Expenses [Abstract]
OPERATING EXPENSES

7. OPERATING EXPENSES

Years ended December 31,	2019	2018	2017
Compensation and employee benefits(a)	$87,943	$98,350	$85,135
Other operating expenses(b)	40,332	45,596	42,895
Cost of sales(c)	37,224	41,881	59,657
Operating expenses	$165,499	$185,827	$187,687

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation. The balance for the year ended December 31, 2019 included $1.0 million of expenses associated with a special payment to stock option holders, including associated benefit expenses (December 31, 2018 — $1.3 million, December 31, 2017 — $14.2 million).

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2019 included $1.7 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities.

(c)      Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.